Cash and cash equivalents	3 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	March 31, 2023	December 31, 2022
	€m	€m
Cash balances and deposits	370.6	369.4
Restricted cash	0.3	0.3
Cash and cash equivalents	370.9	369.7
Bank overdraft	—	(2.9)
Cash and cash equivalents per Statement of Cash Flows	370.9	366.8
‘Cash and cash equivalents’ comprise cash balances and deposits. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use.